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Invesco S&P SmallCap 600 GARP ETF
Summary Information
Investment Objective
The Invesco S&P SmallCap 600® GARP ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P SmallCap 600 GARP ETF Invesco S&P SmallCap 600 GARP ETF
Management Fees	0.35%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.35%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Invesco S&P SmallCap 600 GARP ETF | Invesco S&P SmallCap 600 GARP ETF | USD ($)	36	113

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of approximately 90 growth stocks in the S&P SmallCap 600® Index (the “Parent Index”) with relatively high quality and value composite scores, which are computed as described below. The Parent Index measures the performance of the small-cap segment of the U.S. equity market and is comprised of approximately 600 securities. The Fund defines small-capitalization companies as companies whose securities are included in the Parent Index. As of the date of this prospectus, companies eligible for inclusion in the Parent Index had a market capitalization between $900 million and $5.8 billion at the time of their inclusion in the Parent Index; these market capitalization guidelines may fluctuate depending on the overall level of equity markets.
In selecting constituent securities for the Underlying Index, the Index Provider first identifies stocks that exhibit growth characteristics by calculating the growth score for each stock in the Parent Index. A stock’s growth score is the average of its: (i) three-year earnings per share (“EPS”) growth, calculated as a company’s three-year EPS compound annual growth rate and (ii) three-year sales per share (“SPS”) growth, calculated as a company’s three-year SPS compound annual growth rate. Stocks are ranked by growth score and the 180 stocks with the highest growth scores remain eligible for inclusion in the Underlying Index.
The Index Provider then calculates a quality/value (“QV”) composite score for each of these 180 stocks. A stock’s QV composite score is the average of its: (i) financial leverage ratio, calculated as a company’s latest total debt divided by its book value; (ii) return on equity, calculated as a company’s trailing 12-month EPS divided by its latest book value per share; and (iii) earnings-to-price ratio, calculated as a company’s trailing 12-month EPS divided by its price. In accordance with the Underlying Index methodology, the Index Provider ranks these 180 stocks by QV composite score. The top 90 stocks resulting from this ranking comprise the Underlying Index.
The constituents of the Underlying Index are weighted based on their respective growth scores, such that stocks with relatively higher growth scores will have a greater weighting in the Underlying Index. No security will have a weight that is less than 0.05% or more than 5% of the Underlying Index. Additionally, each sector, as defined according to the Global Industry Classification Standard (“GICS®”), will be subject to a maximum weight of 40%.
As of February 29, 2024, the Underlying Index was comprised of 88 constituents with market capitalizations ranging from $436.7 million to $7.8 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of February 29, 2024, the Underlying Index had significant exposure to the consumer discretionary sector. The Fund's portfolio, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.